HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2008

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds HLS Funds (each a "fund" and together the "funds") are offered in this prospectus. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

Each fund (except for American Funds Global Bond HLS Fund) is a diversified management investment company. Each fund is an investment portfolio of Hartford Series Fund, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

Each fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund (each a "Master Fund" and together the "Master Funds"). Each Master Fund is a series of American Funds Insurance Series® ("American Funds"). Each fund has the same investment objective and limitations as the Master Fund in which it invests. The funds do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each fund may withdraw its investment in the corresponding Master Fund if the fund's Board of Directors determines that it is in the best interests of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each fund's assets in its corresponding Master Fund is not a fundamental investment policy of any fund and a shareholder vote is not required for any fund to withdraw its investment from its corresponding Master Fund.

Because each fund invests all of its assets in a Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund in which it invests, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in a Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of a Master Fund, feeder funds, including each fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds' prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds ("Master Asset Allocation Fund"). The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Index ("S&P 500 Index"), and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's Investors Service ("Moody's") and BB or below by Standard & Poor's ("S&P") or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds."

In seeking to pursue its investment objective, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments (including cash). As of December 31, 2007, Master Asset Allocation Fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by Master Asset Allocation Fund will vary with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

MAIN RISKS. The Master Asset Allocation Fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, call risk, liquidity risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the Master Asset Allocation Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Because the Master Asset Allocation Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

Income risk is the potential for a decline in the Master Asset Allocation Fund's income due to falling interest rates.

The Master Asset Allocation Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Asset Allocation Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Asset Allocation Fund's income.

Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Asset Allocation Fund's ability to dispose of such securities.

Manager allocation risk refers to the possibility that CRMC could allocate assets among different asset classes in a manner that results in the Master Asset Allocation Fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Asset Allocation Fund invests in countries or regions that experience economic downturns, performance could suffer.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Asset Allocation Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Asset Allocation Fund is not necessarily an indication of how the fund or the Master Asset Allocation Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Asset Allocation Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Asset Allocation Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 12.16% (2nd quarter, 2003) and the lowest quarterly return was –12.35% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	6.49%	11.90%	6.86%
S&P 500 Index	5.49%	12.82%	5.91%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Asset Allocation Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.65%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.70%
Less waiver/reimbursement[3]	0.40%
Total net expenses	0.30%
Master fund expenses	0.32%
Total master and feeder expenses	0.62%

1  Because the fund invests all of its assets in the Master Asset Allocation Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Asset Allocation Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Asset Allocation Fund.

2  The Class 1 shares of the Master Asset Allocation Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$63
Year 3	$199

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds ("Master Blue Chip Income and Growth Fund"). The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above.

The Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Blue Chip Income and Growth Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies), that pay regular dividends, whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality, and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Blue Chip Income and Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Blue Chip Income and Growth Fund could underperform its peers or lose money. In addition, if CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Blue Chip Income and Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Blue Chip Income and Growth Fund is not necessarily an indication of how the fund or the Master Blue Chip Income and Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Blue Chip Income and Growth Fund for the past six calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Blue Chip Income and Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 17.08% (2nd quarter, 2003) and the lowest quarterly return was –20.51% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IA2	1.94%	12.98%	4.59%
S&P 500 Index	5.49%	12.82%	4.74%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.75%

1  Inception date is July 5, 2001.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Blue Chip Income and Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.80%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.30%
Master fund expenses	0.42%
Total master and feeder expenses	0.72%

1  Because the fund invests all of its assets in the Master Blue Chip Income and Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Blue Chip Income and Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Blue Chip Income and Growth Fund.

2  The Class 1 shares of the Master Blue Chip Income and Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230

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AMERICAN FUNDS BOND HLS FUND

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds ("Master Bond Fund"). The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities.

The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) that are rated Baa or better by Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality. The Master Bond Fund will also invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The Master Bond Fund may invest up to 20% of its assets in non-U.S. dollar denominated securities. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS. The major factors affecting the Master Bond Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield - high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Bond Fund is subject to income risk, which is the potential for a decline in the Master Bond Fund's income due to falling interest rates.

The Master Bond Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Bond Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Bond Fund's income.

The Master Bond Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Bond Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Bond Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Bond Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Bond Fund invests in countries or regions that experience economic downturns, performance could suffer.

Hartford HLS Funds
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AMERICAN FUNDS BOND HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Bond Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Bond Fund is not necessarily an indication of how the fund or the Master Bond Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Bond Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Bond Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.07% (4th quarter, 2002) and the lowest quarterly return was –1.79% (2nd quarter, 2004).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	3.34%	5.98%	5.33%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Bond Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
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AMERICAN FUNDS BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.50%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.55%
Less waiver/reimbursement[3]	0.25%
Total net expenses	0.30%
Master fund expenses	0.41%
Total master and feeder expenses	0.71%

1  Because the fund invests all of its assets in the Master Bond Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Bond Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Bond Fund.

2  The Class 1 shares of the Master Bond Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.25%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$73
Year 3	$227

Hartford HLS Funds
12

AMERICAN FUNDS GLOBAL BOND HLS FUND

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds ("Master Global Bond Fund"). The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality. The Master Global Bond Fund may also invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Global Bond Fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world.

MAIN RISKS. The major factors affecting the Master Global Bond Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield - high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Global Bond Fund is subject to income risk, which is the potential for a decline in the Master Global Bond Fund's income due to falling interest rates.

The Master Global Bond Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Bond Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Bond Fund's income.

The Master Global Bond Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Global Bond Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Global Bond Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Global Bond Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Bond Fund invests in countries or regions that experience economic downturns, performance could suffer.

Because the Master Global Bond Fund is considered non-diversified and may take larger positions in individual issuers and invest in fewer issuers than other mutual funds, the Master Global Bond Fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the Master Global Bond Fund therefore entails substantial market risk.

Hartford HLS Funds
13

AMERICAN FUNDS GLOBAL BOND HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Bond Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Bond Fund is not necessarily an indication of how the fund or the Master Global Bond Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Bond Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Bond Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.93% (3rd quarter, 2007) and the lowest quarterly return was 0.11% (2nd quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IA2	9.19%	9.45%
Lehman Brothers Global Aggregate Index	9.48%	9.13%
Lipper Global Income Funds Average	6.65%	7.05%

1  Inception date is October 4, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Bond Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income bond markets. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GLOBAL BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.80%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.30%
Master fund expenses	0.61%
Total master and feeder expenses	0.91%

1  Because the fund invests all of its assets in the Master Global Bond Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Bond Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Bond Fund.

2  The Class 1 shares of the Master Global Bond Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$93
Year 3	$290

Hartford HLS Funds
15

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds ("Master Global Growth Fund"). The Master Global Growth Fund invests primarily in common stocks of companies located around the world.

The Master Global Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Growth Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Growth Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Growth Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Growth Fund is also subject to income risk, which is the potential for a decline in the Master Global Growth Fund's income due to falling interest rates. The Master Global Growth Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Growth Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Growth Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Global Growth Fund could underperform its peers or lose money.

Hartford HLS Funds
16

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Growth Fund is not necessarily an indication of how the fund or the Master Global Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.96% (4th quarter, 1999) and the lowest quarterly return was –20.45% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	14.81%	19.31%	12.07%
MSCI World Index	9.57%	17.53%	7.45%
Lipper Global Funds Index	9.28%	17.10%	7.78%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
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AMERICAN FUNDS GLOBAL GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.00%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.75%
Total net expenses	0.30%
Master fund expenses	0.55%
Total master and feeder expenses	0.85%

1  Because the fund invests all of its assets in the Master Global Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Growth Fund.

2  The Class 1 shares of the Master Global Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.75%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$87
Year 3	$271

Hartford HLS Funds
18

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds ("Master Global Growth and Income Fund"). The Master Global Growth and Income Fund invests primarily in stocks of well-established companies throughout the world.

The Master Global Growth and Income Fund may invest a majority of its assts outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States.

The Master Global Growth and Income Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality. The Master Global Growth and Income Fund may also invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Growth and Income Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Growth and Income Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Growth and Income Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Growth and Income Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Growth and Income Fund is also subject to income risk, which is the potential for a decline in the Master Global Growth and Income Fund's income due to falling interest rates. The Master Global Growth and Income Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Growth and Income Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Growth and Income Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Global Growth and Income Fund could underperform its peers or lose money.

Hartford HLS Funds
19

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Growth and Income Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Growth and Income Fund is not necessarily an indication of how the fund or the Master Global Growth and Income Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth and Income Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Growth and Income Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 6.73% (2nd quarter, 2007) and the lowest quarterly return was 0.51% (4th quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IA2	12.71%	13.92%
MSCI All Country World Index	12.18%	13.19%
MSCI World Index	9.57%	11.55%

1  Inception date is May 1, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Growth and Income Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
20

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.85%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.30%
Master fund expenses	0.71%
Total master and feeder expenses	1.01%

1  Because the fund invests all of its assets in the Master Global Growth and Income Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Growth and Income Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Growth and Income Fund.

2  The Class 1 shares of the Master Global Growth and Income Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$103
Year 3	$322

Hartford HLS Funds
21

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds ("Master Global Small Capitalization Fund"). The Master Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world.

Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. CRMC currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Global Small Capitalization Fund may also invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Small Capitalization Fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the Master Global Small Capitalization Fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Small Capitalization Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Small Capitalization Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Small Capitalization Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Small Capitalization Fund is also subject to income risk, which is the potential for a decline in the Master Global Small Capitalization Fund's income due to falling interest rates. The Master Global Small Capitalization Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Small Capitalization Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Small Capitalization Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master

Hartford HLS Funds
22

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

Global Small Capitalization Fund could underperform its peers or lose money.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Small Capitalization Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Small Capitalization Fund is not necessarily an indication of how the fund or the Master Global Small Capitalization Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Small Capitalization Fund for the past nine calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Small Capitalization Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 28.86% (4th quarter, 1999) and the lowest quarterly return was –28.22% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IA2	21.35%	28.42%	15.46%
S&P/Citigroup Global/World Indexes	9.87%	24.64%	10.63%
Lipper Global Small-Cap Funds Average	9.70%	22.21%	9.96%

1  Inception date is April 30, 1998.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Small Capitalization Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indices and two S&P/Citigroup World indices that corresponds to the market capitalization ranges used by the Master Global Small Capitalization Fund during comparable periods. The S&P/Citigroup Global indices, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. These indices better reflect the Master Global Small Capitalization Fund's investments in developing countries during this period. The S&P/Citigroup World indices, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively and reflected the Master Global Small Capitalization Fund's investments during those time periods. These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the

Hartford HLS Funds
23

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.85%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.30%
Master fund expenses	0.73%
Total master and feeder expenses	1.03%

1  Because the fund invests all of its assets in the Master Global Small Capitalization Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Small Capitalization Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Small Capitalization Fund.

2  The Class 1 shares of the Master Global Small Capitalization Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$105
Year 3	$328

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24

AMERICAN FUNDS GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds ("Master Growth Fund"). The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. In addition, the Master Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Growth Fund invests in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Growth Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Growth Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Growth Fund is also subject to income risk, which is the potential for a decline in the Master Growth Fund's income due to falling interest rates. The Master Growth Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Growth Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Growth Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Growth Fund could underperform its peers or lose money.

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AMERICAN FUNDS GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Growth Fund is not necessarily an indication of how the fund or the Master Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.67% (4th quarter, 1999) and the lowest quarterly return was –27.18% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	12.30%	17.17%	11.70%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Capital Appreciation Funds Index	16.39%	15.18%	6.54%
Lipper Growth Funds Index	7.83%	12.30%	4.76%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

The Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.80%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.30%
Master fund expenses	0.33%
Total master and feeder expenses	0.63%

1  Because the fund invests all of its assets in the Master Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Growth Fund.

2  The Class 1 shares of the Master Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$64
Year 3	$202

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27

AMERICAN FUNDS GROWTH-INCOME HLS FUND

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds ("Master Growth-Income Fund"). The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index. In addition, the Master Growth-Income Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Growth-Income Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Growth-Income Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Growth-Income Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Growth-Income Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Growth-Income Fund is also subject to income risk, which is the potential for a decline in the Master Growth-Income Fund's income due to falling interest rates. The Master Growth-Income Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Growth-Income Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Growth-Income Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Growth-Income Fund could underperform its peers or lose money.

Hartford HLS Funds
28

AMERICAN FUNDS GROWTH-INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Growth-Income Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Growth-Income Fund is not necessarily an indication of how the fund or the Master Growth-Income Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth-Income Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Growth-Income Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 18.82% (4th quarter, 1998) and the lowest quarterly return was –18.70% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	5.00%	13.30%	8.25%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.91%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Growth-Income Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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29

AMERICAN FUNDS GROWTH-INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.75%
Less waiver/reimbursement[3]	0.45%
Total net expenses	0.30%
Master fund expenses	0.27%
Total master and feeder expenses	0.57%

1  Because the fund invests all of its assets in the Master Growth-Income Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Growth-Income Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Growth-Income Fund.

2  The Class 1 shares of the Master Growth-Income Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$58
Year 3	$183

Hartford HLS Funds
30

AMERICAN FUNDS INTERNATIONAL HLS FUND

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds ("Master International Fund"). The Master International Fund invests primarily in common stock of companies located outside the United States.

The Master International Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master International Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master International Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master International Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master International Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master International Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master International Fund is also subject to income risk, which is the potential for a decline in the Master International Fund's income due to falling interest rates. The Master International Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master International Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master International Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master International Fund could underperform its peers or lose money.

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31

AMERICAN FUNDS INTERNATIONAL HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master International Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master International Fund is not necessarily an indication of how the fund or the Master International Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master International Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master International Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 42.36% (4th quarter, 1999) and the lowest quarterly return was –19.67% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IA1	19.94%	22.73%	12.14%
MSCI All Country World Index ex USA	17.12%	24.52%	10.09%
Lipper International Funds Index	14.25%	21.82%	9.46%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master International Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index ex USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 47 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
32

AMERICAN FUNDS INTERNATIONAL HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.85%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	0.90%
Less waiver/reimbursement[3]	0.60%
Total net expenses	0.30%
Master fund expenses	0.52%
Total master and feeder expenses	0.82%

1  Because the fund invests all of its assets in the Master International Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master International Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master International Fund.

2  The Class 1 shares of the Master International Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$84
Year 3	$262

Hartford HLS Funds
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AMERICAN FUNDS NEW WORLD HLS FUND

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds ("Master New World Fund"). The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries (as defined below) that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC will maintain a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, member states of the Russian Federation, South Africa, Thailand, Turkey and Venezuela.

The Master New World Fund is designed for investors seeking capital appreciation. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

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AMERICAN FUNDS NEW WORLD HLS FUND

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master New World Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master New World Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master New World Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master New World Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master New World Fund is also subject to income risk, which is the potential for a decline in the Master New World Fund's income due to falling interest rates. The Master New World Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master New World Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master New World Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master New World Fund could underperform its peers or lose money.

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AMERICAN FUNDS NEW WORLD HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master New World Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master New World Fund is not necessarily an indication of how the fund or the Master New World Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master New World Fund for the past eight calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master New World Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.56% (2nd quarter, 2003) and the lowest quarterly return was –16.01% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IA2	32.13%	28.41%	14.80%
MSCI All Country World Index	12.18%	18.80%	5.68%
MSCI Emerging Markets Index	39.78%	37.46%	16.62%

1  Inception date is June 17, 1999.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master New World Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS NEW WORLD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IA1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.10%
Distribution and service (12b-1) fees[2]	None
Other expenses	0.05%
Total operating expenses	1.15%
Less waiver/reimbursement[3]	0.85%
Total net expenses	0.30%
Master fund expenses	0.82%
Total master and feeder expenses	1.12%

1  Because the fund invests all of its assets in the Master New World Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master New World Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master New World Fund.

2  The Class 1 shares of the Master New World Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.85%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$114
Year 3	$356

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect each Master Fund's performance. There is no assurance that a Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Equity Securities (All Master Funds except Master Bond Fund and Master Global Bond Fund)

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities (All Master Funds except Master Blue Chip Income and Growth Fund)

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments (All Master Funds)

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets (All Master Funds)

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies (All Master Funds except Master Blue Chip Income and Growth Fund, Master Bond Fund and Master Global Bond Fund)

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

Each Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, each Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

Each Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on a Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. A Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Funds. As shareholders of a Master Fund, feeder funds, including each fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. Each fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Funds may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for a Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Funds are not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

American Funds Bond HLS Fund, American Funds Global Bond HLS Fund and American Funds Global Small Capitalization HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the funds' Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy.

Additional Investment Strategies and Risks

Each Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address). When you request a copy of the funds' SAI, you will also receive a copy of the Master Funds' SAI.

Disclosure of Portfolio Holdings

A description of the funds' policies and procedures regarding the release of portfolio holdings information is available in the funds' SAI. However, under the master-feeder structure, each fund's sole portfolio holding is shares in its corresponding Master Fund. A description of the Master Funds' policies and procedures with respect to the disclosure of the Master Funds' portfolio securities is available in the Master Funds' SAI.

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MANAGEMENT OF THE FUNDS

The Investment Manager to the Funds

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the funds. Because each fund invests all of its assets in a Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the funds that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of a fund in shares of a particular Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of a fund in shares of a particular Master Fund; (iii) monitoring the ongoing investment performance of the Master Funds; (iv) monitoring the funds' other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the funds with respect to their investment in the corresponding Master Funds. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event a fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the funds' Board of Directors' approval of the investment management agreements is available in the funds' semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Funds

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolios and business affairs of the Master Funds. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of each Master Fund's average daily net assets and not taking into account any applicable waivers, is as follows:

Fund Name	Management Fee[1]
Master Asset Allocation Fund	0.31%
Master Blue Chip Income and Growth Fund	0.41%
Master Bond Fund	0.40%
Master Global Bond Fund	0.57%
Master Global Growth Fund	0.53%
Master Global Growth and Income Fund	0.69%
Master Global Small Capitalization Fund	0.70%
Master Growth Fund	0.32%
Master Growth-Income Fund	0.26%
Master International Fund	0.49%
Master New World Fund	0.76%

1  The management fee payable by each Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. Each Master Fund's breakpoint schedule is discussed in the funds' SAI.

A discussion regarding the basis for the Master Funds' Board of Trustees' approval of the investment management agreements is available in the Master Funds' annual report to shareholders covering the period ending December 31, 2007.

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MANAGEMENT OF THE FUNDS

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a Master Fund's portfolio. Investment decisions are subject to a Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

The primary individual portfolio counselors for each of the Master Funds are:

Master Asset Allocation Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alan N. Berro (Senior Vice President)	8 years	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Susan M. Tolson (Vice President)	8 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James R. Mulally	2 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 32 years in total; 28 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Master Blue Chip Income and Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Bond Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Abner D. Goldstine (Senior Vice President)	12 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 56 years in total; 41 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David C. Barclay	10 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 26 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	3 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	Less than 1 year.	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Master Global Bond Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Susan M. Tolson (Vice President)	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Global Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	11 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Nick J. Grace	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 18 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	4 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 9 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master Global Growth and Income Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gregg E. Ireland	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Carl M. Kawaja	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Global Small Capitalization Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gordon Crawford	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor (primarily non-U.S.).

J. Blair Frank	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Donnalisa Barnum	5 years	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregg E. Ireland	2 years	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Ronald B. Morrow	5 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 40 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Growth-Income Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	24 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Donald D. O'Neal (President and Trustee)	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 23 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington (Vice President)	14 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 35 years in total; 33 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master International Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alwyn W. Heong	12 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years in total; 16 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Sung Lee	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years, all with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Jesper Lyckeus	1 year (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years in total; 12 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Christopher M. Thomsen	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 11 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master New World Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

David C. Barclay	9 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 27 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Carl M. Kawaja	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The funds' SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Funds.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares of the funds at net asset value ("NAV") without sales or redemption charges.

For each day on which a fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the funds at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUNDS

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer — Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the funds invest.

Determination of Net Asset Value

The NAV is determined for each fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of each fund is determined by dividing the value of that fund's net assets by the number of shares outstanding. The NAV of each fund is determined based upon the NAV of the respective Master Fund. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the funds' Board of Directors from time to time. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of a fund's shares by a fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the funds occurs on an omnibus basis, which can limit the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the funds' themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds challenge the funds from establishing policies for excessive trading that are

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50

FURTHER INFORMATION ON THE FUNDS

enforceable on the same terms with respect to all direct and indirect investors in the funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Master Funds' fair-value procedures, please refer to the Master Funds' prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The funds also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. The Master Funds and American Funds Distributors, Inc. ("AFD"), the Master Funds' distributor, reserve the right to reject any purchase order with respect to the Master Funds for any reason. The Master Funds are not designed to serve as vehicles for frequent trading. Frequent trading of a Master Fund's shares may lead to increased costs to that Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the funds. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain

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FURTHER INFORMATION ON THE FUNDS

diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the funds.

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52

FINANCIAL HIGHLIGHTS

Because the funds had not commenced operations as of the date of this prospectus, no financial highlight information is available for the funds.

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FOR MORE INFORMATION

Two documents are available that offer further information on the American Funds HLS Funds:

Annual/Semiannual Report of the Funds to Shareholders

Additional information about each fund will be contained in the financial statements and portfolio holdings in the funds' annual and semiannual reports. In the funds' annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected each fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the funds had not commenced operations as of the date of this prospectus, the funds have not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Funds

The SAI contains more detailed information on the funds.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge on the funds' website at www.hartfordinvestor.com. The funds will make available their annual and semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS
MAY 1, 2008

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds HLS Funds (each a "fund" and together the "funds") are offered in this prospectus. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

Each fund (except for American Funds Global Bond HLS Fund) is a diversified management investment company. Each fund is an investment portfolio of Hartford Series Fund, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
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MASTER/FEEDER MUTUAL FUND STRUCTURE

Each fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund (each a "Master Fund" and together the "Master Funds"). Each Master Fund is a series of American Funds Insurance Series® ("American Funds"). Each fund has the same investment objective and limitations as the Master Fund in which it invests. The funds do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each fund may withdraw its investment in the corresponding Master Fund if the fund's Board of Directors determines that it is in the best interests of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each fund's assets in its corresponding Master Fund is not a fundamental investment policy of any fund and a shareholder vote is not required for any fund to withdraw its investment from its corresponding Master Fund.

Because each fund invests all of its assets in a Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund in which it invests, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in a Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of a Master Fund, feeder funds, including each fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds' prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

Hartford HLS Funds
3

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds ("Master Asset Allocation Fund"). The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Index ("S&P 500 Index"), and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's Investors Service ("Moody's") and BB or below by Standard & Poor's ("S&P") or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds."

In seeking to pursue its investment objective, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments (including cash). As of December 31, 2007, Master Asset Allocation Fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by Master Asset Allocation Fund will vary with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

MAIN RISKS.  The Master Asset Allocation Fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, call risk, liquidity risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the Master Asset Allocation Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Because the Master Asset Allocation Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

Income risk is the potential for a decline in the Master Asset Allocation Fund's income due to falling interest rates.

The Master Asset Allocation Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Asset Allocation Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Asset Allocation Fund's income.

Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Asset Allocation Fund's ability to dispose of such securities.

Manager allocation risk refers to the possibility that CRMC could allocate assets among different asset classes in a manner that results in the Master Asset Allocation Fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Asset Allocation Fund invests in countries or regions that experience economic downturns, performance could suffer.

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4

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Asset Allocation Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Asset Allocation Fund is not necessarily an indication of how the fund or the Master Asset Allocation Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Asset Allocation Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Asset Allocation Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 12.09% (2nd quarter, 2003) and the lowest quarterly return was –12.40% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	6.23%	11.62%	6.59%
S&P 500 Index	5.49%	12.82%	5.91%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Asset Allocation Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
5

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.65%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	0.95%
Less waiver/reimbursement[3]	0.40%
Total net expenses	0.55%
Master fund expenses	0.32%
Total master and feeder expenses	0.87%

1  Because the fund invests all of its assets in the Master Asset Allocation Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Asset Allocation Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Asset Allocation Fund.

2  The Class 1 shares of the Master Asset Allocation Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$89
Year 3	$278

Hartford HLS Funds
6

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds ("Master Blue Chip Income and Growth Fund"). The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above.

The Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Blue Chip Income and Growth Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies), that pay regular dividends, whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality, and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Blue Chip Income and Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Blue Chip Income and Growth Fund could underperform its peers or lose money. In addition, if CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Hartford HLS Funds
7

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Blue Chip Income and Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Blue Chip Income and Growth Fund is not necessarily an indication of how the fund or the Master Blue Chip Income and Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Blue Chip Income and Growth Fund for the past six calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Blue Chip Income and Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 17.01% (2nd quarter, 2003) and the lowest quarterly return was –20.56% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	1.68%	12.70%	4.33%
S&P 500 Index	5.49%	12.82%	4.74%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.75%

1  Inception date is July 5, 2001.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Blue Chip Income and Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
8

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.55%
Master fund expenses	0.42%
Total master and feeder expenses	0.97%

1  Because the fund invests all of its assets in the Master Blue Chip Income and Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Blue Chip Income and Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Blue Chip Income and Growth Fund.

2  The Class 1 shares of the Master Blue Chip Income and Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$99
Year 3	$309

Hartford HLS Funds
9

AMERICAN FUNDS BOND HLS FUND

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds ("Master Bond Fund"). The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities.

The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) that are rated Baa or better by Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality. The Master Bond Fund will also invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The Master Bond Fund may invest up to 20% of its assets in non-U.S. dollar denominated securities. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS. The major factors affecting the Master Bond Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield – high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Bond Fund is subject to income risk, which is the potential for a decline in the Master Bond Fund's income due to falling interest rates.

The Master Bond Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Bond Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Bond Fund's income.

The Master Bond Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Bond Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Bond Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Bond Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Bond Fund invests in countries or regions that experience economic downturns, performance could suffer.

Hartford HLS Funds
10

AMERICAN FUNDS BOND HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Bond Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Bond Fund is not necessarily an indication of how the fund or the Master Bond Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Bond Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Bond Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.01% (4th quarter, 2002) and the lowest quarterly return was –1.85% (2nd quarter, 2004).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	3.09%	5.72%	5.07%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Bond Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
11

AMERICAN FUNDS BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.50%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	0.80%
Less waiver/reimbursement[3]	0.25%
Total net expenses	0.55%
Master fund expenses	0.41%
Total master and feeder expenses	0.96%

1  Because the fund invests all of its assets in the Master Bond Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Bond Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Bond Fund.

2  The Class 1 shares of the Master Bond Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.25%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$98
Year 3	$306

Hartford HLS Funds
12

AMERICAN FUNDS GLOBAL BOND HLS FUND

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds ("Master Global Bond Fund"). The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality. The Master Global Bond Fund may also invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Global Bond Fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world.

MAIN RISKS. The major factors affecting the Master Global Bond Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield – high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Global Bond Fund is subject to income risk, which is the potential for a decline in the Master Global Bond Fund's income due to falling interest rates.

The Master Global Bond Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Bond Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Bond Fund's income.

The Master Global Bond Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Global Bond Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Global Bond Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Global Bond Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Bond Fund invests in countries or regions that experience economic downturns, performance could suffer.

Because the Master Global Bond Fund is considered non-diversified and may take larger positions in individual issuers and invest in fewer issuers than other mutual funds, the Master Global Bond Fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the Master Global Bond Fund therefore entails substantial market risk.

Hartford HLS Funds
13

AMERICAN FUNDS GLOBAL BOND HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Bond Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Bond Fund is not necessarily an indication of how the fund or the Master Global Bond Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Bond Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Bond Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.86% (3rd quarter, 2007) and the lowest quarterly return was 0.05% (2nd quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IB2	8.92%	9.18%
Lehman Brothers Global Aggregate Index	9.48%	9.13%
Lipper Global Income Funds Average	6.65%	7.05%

1  Inception date is October 4, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Bond Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income bond markets. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
14

AMERICAN FUNDS GLOBAL BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.55%
Master fund expenses	0.61%
Total master and feeder expenses	1.16%

1  Because the fund invests all of its assets in the Master Global Bond Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Bond Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Bond Fund.

2  The Class 1 shares of the Master Global Bond Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$118
Year 3	$368

Hartford HLS Funds
15

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds ("Master Global Growth Fund"). The Master Global Growth Fund invests primarily in common stocks of companies located around the world.

The Master Global Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Growth Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Growth Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Growth Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Growth Fund is also subject to income risk, which is the potential for a decline in the Master Global Growth Fund's income due to falling interest rates. The Master Global Growth Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Growth Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Growth Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Global Growth Fund could underperform its peers or lose money.

Hartford HLS Funds
16

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Growth Fund is not necessarily an indication of how the fund or the Master Global Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.88% (4th quarter, 1999) and the lowest quarterly return was –20.50% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	14.52%	19.01%	11.79%
MSCI World Index	9.57%	17.53%	7.45%
Lipper Global Funds Index	9.28%	17.10%	7.78%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
17

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.00%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.30%
Less waiver/reimbursement[3]	0.75%
Total net expenses	0.55%
Master fund expenses	0.55%
Total master and feeder expenses	1.10%

1  Because the fund invests all of its assets in the Master Global Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Growth Fund.

2  The Class 1 shares of the Master Global Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.75%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$112
Year 3	$350

Hartford HLS Funds
18

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds ("Master Global Growth and Income Fund"). The Master Global Growth and Income Fund invests primarily in stocks of well-established companies throughout the world.

The Master Global Growth and Income Fund may invest a majority of its assts outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States.

The Master Global Growth and Income Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality. The Master Global Growth and Income Fund may also invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Growth and Income Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Growth and Income Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Growth and Income Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Growth and Income Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Growth and Income Fund is also subject to income risk, which is the potential for a decline in the Master Global Growth and Income Fund's income due to falling interest rates. The Master Global Growth and Income Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Growth and Income Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Growth and Income Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Global Growth and Income Fund could underperform its peers or lose money.

Hartford HLS Funds
19

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Growth and Income Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Growth and Income Fund is not necessarily an indication of how the fund or the Master Global Growth and Income Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth and Income Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Growth and Income Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 6.66% (2nd quarter, 2007) and the lowest quarterly return was 0.45% (4th quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IB2	12.43%	13.63%
MSCI All Country World Index	12.18%	13.19%
MSCI World Index	9.57%	11.55%

1  Inception date is May 1, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Growth and Income Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
20

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.10%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.55%
Master fund expenses	0.71%
Total master and feeder expenses	1.26%

1  Because the fund invests all of its assets in the Master Global Growth and Income Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Growth and Income Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Growth and Income Fund.

2  The Class 1 shares of the Master Global Growth and Income Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$128
Year 3	$400

Hartford HLS Funds
21

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds ("Master Global Small Capitalization Fund"). The Master Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world.

Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. CRMC currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Global Small Capitalization Fund may also invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Global Small Capitalization Fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the Master Global Small Capitalization Fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Global Small Capitalization Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Global Small Capitalization Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Global Small Capitalization Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Global Small Capitalization Fund is also subject to income risk, which is the potential for a decline in the Master Global Small Capitalization Fund's income due to falling interest rates. The Master Global Small Capitalization Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Global Small Capitalization Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Global Small Capitalization Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Global Small Capitalization Fund could underperform its peers or lose money.

Hartford HLS Funds
22

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Global Small Capitalization Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Global Small Capitalization Fund is not necessarily an indication of how the fund or the Master Global Small Capitalization Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Small Capitalization Fund for the past nine calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Global Small Capitalization Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 28.78% (4th quarter, 1999) and the lowest quarterly return was –28.27% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	21.05%	28.10%	15.18%
S&P/Citigroup Global/ World Indexes	9.87%	24.64%	10.63%
Lipper Global Small-Cap Funds Average	9.70%	22.21%	9.96%

1  Inception date is April 30, 1998.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Global Small Capitalization Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indices and two S&P/Citigroup World indices that corresponds to the market capitalization ranges used by the Master Global Small Capitalization Fund during comparable periods. The S&P/Citigroup Global indices, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. These indices better reflect the Master Global Small Capitalization Fund's investments in developing countries during this period. The S&P/Citigroup World indices, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively and reflected the Master Global Small Capitalization Fund's investments during those time periods. These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
23

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.10%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.55%
Master fund expenses	0.73%
Total master and feeder expenses	1.28%

1  Because the fund invests all of its assets in the Master Global Small Capitalization Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Global Small Capitalization Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Global Small Capitalization Fund.

2  The Class 1 shares of the Master Global Small Capitalization Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$130
Year 3	$406

Hartford HLS Funds
24

AMERICAN FUNDS GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds ("Master Growth Fund"). The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. In addition, the Master Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Growth Fund invests in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Growth Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Growth Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Growth Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Growth Fund is also subject to income risk, which is the potential for a decline in the Master Growth Fund's income due to falling interest rates. The Master Growth Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Growth Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Growth Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Growth Fund could underperform its peers or lose money.

Hartford HLS Funds
25

AMERICAN FUNDS GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Growth Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Growth Fund is not necessarily an indication of how the fund or the Master Growth Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Growth Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.59% (4th quarter, 1999) and the lowest quarterly return was –27.23% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	12.02%	16.88%	11.42%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Capital Appreciation Funds Index	16.39%	15.18%	6.54%
Lipper Growth Funds Index	7.83%	12.30%	4.76%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Growth Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

The Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
26

AMERICAN FUNDS GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.55%
Master fund expenses	0.33%
Total master and feeder expenses	0.88%

1  Because the fund invests all of its assets in the Master Growth Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Growth Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Growth Fund.

2  The Class 1 shares of the Master Growth Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$90
Year 3	$281

Hartford HLS Funds
27

AMERICAN FUNDS GROWTH-INCOME HLS FUND

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds ("Master Growth-Income Fund"). The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index. In addition, the Master Growth-Income Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Growth-Income Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Growth-Income Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Growth-Income Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Growth-Income Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Growth-Income Fund is also subject to income risk, which is the potential for a decline in the Master Growth-Income Fund's income due to falling interest rates. The Master Growth-Income Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Growth-Income Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Growth-Income Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Growth-Income Fund could underperform its peers or lose money.

Hartford HLS Funds
28

AMERICAN FUNDS GROWTH-INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Growth-Income Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Growth-Income Fund is not necessarily an indication of how the fund or the Master Growth-Income Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth-Income Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Growth-Income Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 18.75% (4th quarter, 1998) and the lowest quarterly return was –18.75% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	4.74%	13.02%	7.98%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.91%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Growth-Income Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
29

AMERICAN FUNDS GROWTH-INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.00%
Less waiver/reimbursement[3]	0.45%
Total net expenses	0.55%
Master fund expenses	0.27%
Total master and feeder expenses	0.82%

1  Because the fund invests all of its assets in the Master Growth-Income Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Growth-Income Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Growth-Income Fund.

2  The Class 1 shares of the Master Growth-Income Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$84
Year 3	$262

Hartford HLS Funds
30

AMERICAN FUNDS INTERNATIONAL HLS FUND

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds ("Master International Fund"). The Master International Fund invests primarily in common stock of companies located outside the United States.

The Master International Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master International Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master International Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master International Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master International Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master International Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master International Fund is also subject to income risk, which is the potential for a decline in the Master International Fund's income due to falling interest rates. The Master International Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master International Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master International Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master International Fund could underperform its peers or lose money.

Hartford HLS Funds
31

AMERICAN FUNDS INTERNATIONAL HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master International Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master International Fund is not necessarily an indication of how the fund or the Master International Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master International Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master International Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 42.27% (4th quarter, 1999) and the lowest quarterly return was –19.72% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	19.65%	22.43%	11.86%
MSCI All Country World Index ex USA	17.12%	24.52%	10.09%
Lipper International Funds Index	14.25%	21.82%	9.46%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master International Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index ex USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 47 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

Hartford HLS Funds
32

AMERICAN FUNDS INTERNATIONAL HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.85%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.15%
Less waiver/reimbursement[3]	0.60%
Total net expenses	0.55%
Master fund expenses	0.52%
Total master and feeder expenses	1.07%

1  Because the fund invests all of its assets in the Master International Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master International Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master International Fund.

2  The Class 1 shares of the Master International Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$109
Year 3	$340

Hartford HLS Funds
33

AMERICAN FUNDS NEW WORLD HLS FUND

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds ("Master New World Fund"). The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries (as defined below) that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC will maintain a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, member states of the Russian Federation, South Africa, Thailand, Turkey and Venezuela.

The Master New World Fund is designed for investors seeking capital appreciation. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master New World Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master New World Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master New World Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master New World Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry

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AMERICAN FUNDS NEW WORLD HLS FUND

or a company. The Master New World Fund is also subject to income risk, which is the potential for a decline in the Master New World Fund's income due to falling interest rates. The Master New World Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master New World Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master New World Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master New World Fund could underperform its peers or lose money.

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AMERICAN FUNDS NEW WORLD HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master New World Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master New World Fund is not necessarily an indication of how the fund or the Master New World Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master New World Fund for the past eight calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master New World Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.49% (2nd quarter, 2003) and the lowest quarterly return was –16.06% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	31.80%	28.09%	14.52%
MSCI All Country World Index	12.18%	18.80%	5.68%
MSCI Emerging Markets Index	39.78%	37.46%	16.62%

1  Inception date is June 17, 1999.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master New World Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS NEW WORLD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.10%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.40%
Less waiver/reimbursement[3]	0.85%
Total net expenses	0.55%
Master fund expenses	0.82%
Total master and feeder expenses	1.37%

1  Because the fund invests all of its assets in the Master New World Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master New World Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master New World Fund.

2  The Class 1 shares of the Master New World Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.85%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$139
Year 3	$434

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect each Master Fund's performance. There is no assurance that a Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Equity Securities (All Master Funds except Master Bond Fund and Master Global Bond Fund)

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities (All Master Funds except Master Blue Chip Income and Growth Fund)

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments (All Master Funds)

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets (All Master Funds)

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies (All Master Funds except Master Blue Chip Income and Growth Fund, Master Bond Fund and Master Global Bond Fund)

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

Each Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, each Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

Each Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on a Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. A Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Funds. As shareholders of a Master Fund, feeder funds, including each fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. Each fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Funds may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for a Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Funds are not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

American Funds Bond HLS Fund, American Funds Global Bond HLS Fund and American Funds Global Small Capitalization HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the funds' Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy.

Additional Investment Strategies and Risks

Each Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address). When you request a copy of the funds' SAI, you will also receive a copy of the Master Funds' SAI.

Disclosure of Portfolio Holdings

A description of the funds' policies and procedures regarding the release of portfolio holdings information is available in the funds' SAI. However, under the master-feeder structure, each fund's sole portfolio holding is shares in its corresponding Master Fund. A description of the Master Funds' policies and procedures with respect to the disclosure of the Master Funds' portfolio securities is available in the Master Funds' SAI.

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MANAGEMENT OF THE FUNDS

The Investment Manager to the Funds

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the funds. Because each fund invests all of its assets in a Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the funds that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of a fund in shares of a particular Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of a fund in shares of a particular Master Fund; (iii) monitoring the ongoing investment performance of the Master Funds; (iv) monitoring the funds' other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the funds with respect to their investment in the corresponding Master Funds. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event a fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the funds' Board of Directors' approval of the investment management agreements is available in the funds' semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Funds

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolios and business affairs of the Master Funds. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of each Master Fund's average daily net assets and not taking into account any applicable waivers, is as follows:

Fund Name	Management Fee[1]
Master Asset Allocation Fund	0.31%
Master Blue Chip Income and Growth Fund	0.41%
Master Bond Fund	0.40%
Master Global Bond Fund	0.57%
Master Global Growth Fund	0.53%
Master Global Growth and Income Fund	0.69%
Master Global Small Capitalization Fund	0.70%
Master Growth Fund	0.32%
Master Growth-Income Fund	0.26%
Master International Fund	0.49%
Master New World Fund	0.76%

1  The management fee payable by each Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. Each Master Fund's breakpoint schedule is discussed in the funds' SAI.

A discussion regarding the basis for the Master Funds' Board of Trustees' approval of the investment management agreements is available in the Master Funds' annual report to shareholders covering the period ending December 31, 2007.

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MANAGEMENT OF THE FUNDS

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a Master Fund's portfolio. Investment decisions are subject to a Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

The primary individual portfolio counselors for each of the Master Funds are:

Master Asset Allocation Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alan N. Berro (Senior Vice President)	8 years	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Susan M. Tolson (Vice President)	8 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James R. Mulally	2 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 32 years in total; 28 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Master Blue Chip Income and Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Bond Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Abner D. Goldstine (Senior Vice President)	12 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 56 years in total; 41 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David C. Barclay	10 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 26 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	3 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	Less than 1 year.	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Master Global Bond Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Susan M. Tolson (Vice President)	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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Master Global Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	11 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Nick J. Grace	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 18 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	4 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 9 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master Global Growth and Income Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gregg E. Ireland	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Carl M. Kawaja	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Global Small Capitalization Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gordon Crawford	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor (primarily non-U.S.).

J. Blair Frank	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master Growth Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Donnalisa Barnum	5 years	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregg E. Ireland	2 years	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Ronald B. Morrow	5 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 40 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master Growth-Income Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	24 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Donald D. O'Neal (President and Trustee)	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 23 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington (Vice President)	14 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 35 years in total; 33 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Master International Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alwyn W. Heong	12 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years in total; 16 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Sung Lee	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years, all with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Jesper Lyckeus	1 year (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years in total; 12 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Christopher M. Thomsen	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 11 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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MANAGEMENT OF THE FUNDS

Master New World Fund

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

David C. Barclay	9 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 27 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Carl M. Kawaja	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The funds' SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Funds.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the funds at net asset value ("NAV") without sales or redemption charges.

For each day on which a fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the funds at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary

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FURTHER INFORMATION ON THE FUNDS

if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer — Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Funds

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about a fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a fund; (h) expenses of

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FURTHER INFORMATION ON THE FUNDS

compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of a fund.

The Distribution Plan was adopted by a majority vote of the funds' Board of Directors, including at least a majority of directors who are not interested persons of each fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the funds' shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the funds invest.

Determination of Net Asset Value

The NAV is determined for each fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of each fund is determined by dividing the value of that fund's net assets by the number of shares outstanding. The NAV of each fund is determined based upon the NAV of the respective Master Fund. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the funds' Board of Directors from time to time. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of a fund's shares by a fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the funds occurs on an omnibus basis, which can limit the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the funds' themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds challenge the funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that

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FURTHER INFORMATION ON THE FUNDS

a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Master Funds' fair-value procedures, please refer to the Master Funds' prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The funds also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. The Master Funds and American Funds Distributors, Inc. ("AFD"), the Master Funds' distributor, reserve the right to reject any purchase order with respect to the Master Funds for any reason. The Master Funds are not designed to serve as vehicles for frequent trading. Frequent trading of a Master Fund's shares may lead to increased costs to that Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the funds. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the

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FURTHER INFORMATION ON THE FUNDS

purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the funds.

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FINANCIAL HIGHLIGHTS

Because the funds had not commenced operations as of the date of this prospectus, no financial highlight information is available for the funds.

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FOR MORE INFORMATION

Two documents are available that offer further information on the American Funds HLS Funds:

Annual/Semiannual Report of the Funds to Shareholders

Additional information about each fund will be contained in the financial statements and portfolio holdings in the funds' annual and semiannual reports. In the funds' annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected each fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the funds had not commenced operations as of the date of this prospectus, the funds have not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Funds

The SAI contains more detailed information on the funds.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge on the funds' website at www.hartfordinvestor.com. The funds will make available their annual and semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

PART B

COMBINED STATEMENT OF ADDITIONAL INFORMATION

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

series of

HARTFORD SERIES FUND, INC.

CLASS IA AND CLASS IB SHARES

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund (as hereinafter defined) in question and the relevant class thereof.  A free copy of each prospectus is available upon request by writing to:  Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by calling 1-800-862-6668, or on the Funds’ website at www.hartfordinvestor.com.

Date of Prospectuses:  May 1, 2008 (for Class IA shares) and May 1, 2008 (for Class IB shares)

Date of Statement of Additional Information:  May 1, 2008

GENERAL INFORMATION

This SAI relates to the American Funds HLS Funds (each a  “Fund” and together the “Funds”), which may serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies, and for certain qualified retirement plans.  Each Fund offers two classes of shares:  Class IA and Class IB.  HL Investment Advisors, LLC (“HL Advisors”) is the investment manager and provides administrative services to the Funds.  HL Advisors is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007.  The Hartford also sponsors a family of mutual funds that is offered directly to the public.  Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

The Funds are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation (the “Company”) registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund that is a series of Hartford Series Fund, Inc., representing a fractional undivided interest in such Fund.  Each such series of shares is subdivided into two classes:  Class IA and Class IB.  Class IA shares are not currently available.

Each Fund (except for American Funds Global Bond HLS Fund) is a diversified management investment company.

The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each Fund.  The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Fund or to classify and reclassify existing and new funds into one or more classes.

The American Funds HLS Funds are expected to commence operations on May 1, 2008.

MASTER/FEEDER STRUCTURE

Each Fund invests all of its assets in a separate mutual fund (Class 1 shares), which has the same investment objective and strategies as the fund (each a “Master Fund” and together the “Master Funds”).  Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund which in turn purchases investment securities.

The investment adviser for the Master Funds is Capital Research and Management Company (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling shares to a Fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“shareholders”). The expenses and, correspondingly, the returns of other shareholders in each Master Fund may differ from those of the corresponding Fund.

The board of directors believes that, as other investors invest their assets in the Funds and shareholders invest their assets in the Master Fund in which a Fund invests, certain economic efficiencies may be realized with respect to the Funds and the Master Funds. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other shareholders in the Master Fund) or the corresponding Fund would be spread across a larger asset base as more shareholders invest in the Master Fund. However, if a shareholder withdraws its investment from a Master Fund or Fund, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the board of directors believes should be available through investment in a Fund, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.

Under the master/feeder structure, the board of directors retains the right to withdraw a Fund’s assets from its corresponding Master Fund. The board of directors also reserves the right to suspend or terminate purchases of shares of a Master Fund by a Fund if such action is required by law, or if the board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Fund and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the board of directors were to withdraw a Fund’s assets, the board would then consider whether to invest the Fund’s assets in another pooled investment entity, have HL Advisors manage the Fund’s assets either directly or with a sub-adviser, or take other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

The board of trustees of the Master Funds formulates the general policies of the Master Funds and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Master Funds.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.            FUNDAMENTAL RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions; however, as long as the Funds remain invested in the Master Funds, the Funds are subject to the Master Funds’ restrictions as well, even if the Master Funds’ restrictions are more restrictive.  If HL Advisors or a sub-adviser begins to provide portfolio management services to the Funds, the Funds would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.  These fundamental restrictions may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

The investment objectives and principal investment strategies of each Fund are set forth in the Funds’ prospectuses.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by certain non-fundamental restrictions and policies applicable to each Fund.

1.             Each Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

2.             Each Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

3.             Each Fund will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

4.             Each Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

5.             Each Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

6.             Each Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.  In particular, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required to withdraw a Fund’s entire investment from its corresponding Master Fund.

B.            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

Each Fund may not:

1.             Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings.  This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements, swap agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

2.             Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities).  The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

3.             Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except for borrowings for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

4.             Sell securities short except for short sales against the box.

5.             Invest more than 15% of the Fund’s net assets in illiquid securities.

6.             Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund’s total assets.

Additionally, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, and American Funds Global Small Capitalization Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name.

C.            FUNDAMENTAL RESTRICTIONS OF THE MASTER FUNDS

Each Fund invests all or substantially all of its assets in a corresponding Master Fund.  The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without approval by holders of a majority of the outstanding shares of the Master Fund.

Each Master Fund may not:

1.             Invest more than 5% of the value of the total assets of the Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Master Fund’s total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Master Fund’s total assets.

2.             As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.             Invest more than 25% of the Master Fund’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Master Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4.             Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts (“REITS”), which deal in real estate or interests therein).

5.             Purchase commodities or commodity contracts; except that Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.             Invest in companies for the purpose of exercising control or management.

7.             Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.             Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Master Funds total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Master Fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.             Purchase securities on margin.

10.           Sell securities short, except to the extent that the Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.           Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12.           Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.           Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Investment restriction numbers 1 and 2 do not apply to Master Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Master Funds to their Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the SEC.

Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund an underwriter as that term is defined under the Securities Act of 1933.

For purposes of investment restriction number 7, CRMC considers investments in corporate loans to be purchases of debt securities.

D.            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER FUNDS

The following non-fundamental restrictions of the Master Funds may be changed without shareholder approval:

Each Master Fund may not:

1.             Invest more than 15% of its net assets in illiquid securities.

2.             Issue senior securities, except as permitted by the 1940 Act.

E.             NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.     Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                                  at least 50%of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)                                 no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

2.     Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)                                  no more than 55% of the value of the assets in the Fund is represented by any one investment,

(b)                                 no more than 70% of the value of the assets in the Fund is represented by any two investments,

(c)           no more than 80% of the value of the assets in the Fund is represented by any three investments, and

(d)                                 no more than 90% of the value of the total assets of the Fund is represented by any four investments.  In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

F.             CLASSIFICATION

Each Fund (except for American Funds Global Bond HLS Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  American Funds Global Bond HLS Fund has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as American Funds Global Bond HLS Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree.  A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

G.            MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund, and its corresponding Master Fund, are discussed in the Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the board of directors determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow HL Advisors to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

New Fund Risks  Although the Master Funds have been in existence and thus have an operating history, the Funds are new funds, with no operating history, which may result in additional risk. There can be no assurance that each Fund will grow to or maintain an economically viable size, in which case the board of directors may determine to liquidate a Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Equity Securities  Certain Master Funds are eligible to invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss.

Debt Securities  Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrue at a fixed rate to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody’s and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

•Sensitivity to Interest Rate and Economic Changes  — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

•Payment Expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

•Liquidity and Valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is based on a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics  The Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks  Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Growth-Income Fund and Master Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside of the United States may have larger market capitalizations relative to other companies within those countries.

Investing in Private Companies  Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Growth-Income Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering. Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing in Various Countries  The Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of CRMC, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

•Currency Fluctuations — Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

•Government Regulation — The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

•Less Developed Securities Markets — Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

•Settlement Risks — Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

•Investor Information — The Master Funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

•Taxation — Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

•Litigation — The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside of the United States.

•Fraudulent Securities — Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions – Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Master Blue Chip Income and Growth Fund and Master Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all Master Funds except Master Bond Fund and Master Global Bond Fund forward currency contracts entered into by the Master Funds will involve the purchase or sale of one currency against the U.S. dollar. Master Bond Fund and Master Global Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Master Bond Fund and Master Global Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties.  These Master Funds may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. In connection with these futures transactions, the Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Master Funds from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these Master Funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a Master Fund’s net assets.

Master Bond Fund and Master Global Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Bond Fund and Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the Master Funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the Master Funds.

Forward Commitment, When Issued and Delayed Delivery Transactions  The Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The Master Funds assume the risk of price and yield fluctuations during the time of the commitment. The Master Funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

Repurchase Agreements  The Master Funds may enter into repurchase agreements under which the Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Funds may be delayed or limited.

U.S. Government Obligations  U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

•U.S. Treasury Securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

•Federal Agency Securities Backed by “Full Faith and Credit” — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

Pass-Through Securities  The Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

•Mortgage-Backed Securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

•Collateralized Mortgage Obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

•Commercial Mortgage-Backed Securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

•Asset-Backed Securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights  The Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Inflation-Indexed Bonds  Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real Estate Investment Trusts  The Master Funds may invest in securities issued by REITs, which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents  The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Short-term bank obligations” can include certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or Illiquid Securities  The Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Master Funds may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations  The Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively, “borrowers”).  Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral.  The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Some borrowers may be highly leveraged which could make loans made to them especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

CRMC generally makes investment decisions based on publicly available information, but may not rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage with respect to other investors that may receive such information. CRMC’s decision not to receive material, non-public information may impact CRMC’s ability to assess borrowers’ requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent to do so. In these situations CRMC may be restricted from trading the loan or other debt and equity securities of the borrower while it is in the possession of such material, non-public information, even if such loan or other security is declining in value.

The Master Funds normally acquire loan obligations through an assignment from another lender, or they may acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the Master Funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The Master Funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The Master Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements  Master Bond Fund and Master Global Bond Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. Each Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case. The Master Funds do not currently intend to engage in this investment practice over the next 12 months.

Loans of Portfolio Securities  Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by CRMC. The borrower must maintain with the Master Funds’ custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. CRMC will monitor the adequacy of the collateral on a daily basis. A Master Fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The Master Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each Master Fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The Master Funds do not currently intend to engage in this investment practice over the next 12 months.

Disclosure of Fund Portfolio Holdings  The board has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under the master-feeder structure, each Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Fund operates under the master-feeder structure, each Fund will only disclose its holdings of its corresponding Master Fund. As long as the Funds invest all of their assets in the Master Funds, they will be subject to the Master Funds’ policies and procedures regarding the disclosure of portfolio holdings.  If a Fund withdraws from the master/feeder structure, the Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Hartford HLS Funds.

All other HLS Funds will disclose their complete month-end portfolio holdings on the HLS Funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month.  The HLS Funds also will disclose their largest ten holdings or largest ten issuers on the HLS Funds’ website no earlier than 15 days after the end of each month. No information concerning portfolio holdings of an HLS Fund that may be harmful to the HLS Fund is permitted to be disclosed except in accordance with the HLS Fund’s policy. The HLS Fund’s CCO and Chief Legal Officer will be responsible for determining whether the release of information may be harmful to the HLS Fund.

Each HLS Fund, the HLS Fund’s investment manager, the HLS Fund’s distributor (collectively, “Hartford”) and the HLS Fund’s investment sub-adviser also may disclose portfolio holdings on a more frequent basis in accordance with the following requirements.  Each portfolio holdings disclosure arrangement or practice must be approved by the HLS Fund’s CCO and at least one other HLS Fund officer, based on a finding that such HLS Fund has a legitimate business purpose for the arrangement or practice, it is in the best interests of HLS Fund shareholders, and that the arrangement or practice is subject to an appropriate confidentiality agreement and a duty not to trade on that information.

Portfolio holdings are disclosed to the HLS Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HLS Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HLS Funds, and only in accordance with the above requirements.  Portfolio holdings may also be disclosed to persons assisting an HLS Fund or its sub-adviser in the voting of proxies, securities lending agents, and to an HLS Fund’s bank lenders.  In connection with managing an HLS Fund, such HLS Fund’s investment manager or sub-adviser may disclose the HLS Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HLS Fund’s investment manager or sub-advisers on behalf of the HLS Fund, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HLS Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

Subject to the conditions described above, the Hartford HLS Funds (excluding the Funds) have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

Bank of America Lighthouse

Bankers Systems, Inc.

BlackRock Financial Management, Inc.

Bowne & Co., Inc.  Financial printers

Broadridge Financial Solutions, Inc.

Brown Brothers Harriman & Co.

Class Action Claims Management

Confluence Technologies

Ernst & Young LLP (the Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

Glass Lewis

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan

Lipper Inc.

Mellon Bank, N.A.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

State Street Bank and Trust Company (the Fund’s Custodian and securities lending agent)

State Street Investment Manager Solutions

The Bank of New York

The Goldman Sachs Trust Company, d/b/a Boston Global Advisors

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Funds. Portfolio holdings are disclosed on a daily basis to Bank of America Lighthouse, BlackRock Financial Management, Inc., Boston Global Advisors, Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Glass Lewis, State Street Bank and Trust Company, State Street Investment Manager Solutions, Mellon Bank, N.A., and The Bank of New York (for certain HLS Funds).  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc. (for certain HLS Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan, Bankers Systems, Inc. and Class Action Claims Management on a monthly basis, with lag times of five calendar days, two days, two days and fifteen business days, respectively. Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc. and Bowne & Co., Inc. on a quarterly basis, with lag times of three, five and ten business days, respectively. Portfolio holdings are disclosed to the Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds’ independent registered public accounting firm to provide services to the Funds, with no lag time. These ongoing arrangements to disclose portfolio holdings do not apply to the portfolio holdings of the Master Funds.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or its sub-advisers may provide oral or written information (“portfolio commentary”) about an HLS Fund, including, but not limited to, how the HLS Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on how these various weightings and factors contributed to HLS Fund performance. Hartford or its sub-advisers may also provide oral or written information (“statistical information”) about various financial characteristics of an HLS Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HLS Fund may be based on the HLS Fund’s most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in an HLS Fund, persons considering investing in an HLS Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers.  The content and nature of the information provided to each of these persons may differ.

For all other HLS Funds (other than the Funds) Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of an HLS Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HLS Fund portfolio holdings are appropriately trained to comply with the HLS Funds’ policies regarding the disclosure of portfolio holdings and  (3) each approved disclosure arrangement or practice is documented by the HLS Funds’ chief compliance officer or his/her designee.

In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HLS Fund portfolio holdings.

The HLS Funds’ chief compliance officer is responsible for addressing conflicts of interest between the interests of HLS Fund shareholders, on the one hand, and the interests of an HLS Fund’s investment manager, investment sub-adviser, principal underwriter, or any affiliated person of an HLS Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HLS Funds’ chief compliance officer.

The Boards of Directors of the HLS Funds review and approve the HLS Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the HLS Funds’ investment manager will provide summaries of all newly approved arrangements and will report exceptions to and material violations of this policy to the Boards of Directors of the HLS Funds.  There can be no assurance, however, that the HLS Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

Disclosure of Master Fund Portfolio Holdings  The Master Funds’ investment adviser, CRMC, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds’ portfolio securities. These policies and procedures have been reviewed by the Master Funds’ board of trustees and compliance will be periodically assessed by the Master Funds’ board in connection with reporting from the Master Funds’ chief compliance officer.

Under these policies and procedures, each Master Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each Master Fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc., Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Master Funds’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Master Funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the Master Funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the Master Funds website to persons not affiliated with the Master Funds, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Master Funds nor CRMC or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

The authority to disclose a Master Fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of CRMC. In exercising their authority, the committees determine whether disclosure of information about the Master Funds’ portfolio securities is appropriate and in the best interest of the Master Funds’ shareholders. CRMC has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with Master Fund transactions. In addition, CRMC believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Master Fund service providers for legitimate business and Master Fund oversight purposes) until such holdings have been provided to Master Fund shareholders, helps reduce potential conflicts of interest between Master Fund shareholders and CRMC and its affiliates.

FUND MANAGEMENT

The Company has a board of directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors.  The following tables set forth information about the directors and officers of the Company.  The first table relates to those directors who are deemed not to be “interested persons” of the Company, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Company’s  “interested” directors and the Company’s officers.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.

Non-Interested Directors

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LYNN S. BIRDSONG (age 61) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003

Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent Director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested Director of The Japan Fund. Mr. Birdsong is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				101	Mr. Birdsong is an Independent Director of The Japan Fund.

ROBERT M. GAVIN (age 67) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002 Chairman of the Board for the Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin is also a Director and Chairman of the Board of Directors of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc.,	101	N/A

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

DUANE E. HILL (age 62) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001	Mr. Hill is a Partner with TSG Ventures L.P., a private equity investment company. From 1994 to October of 1998, Mr. Hill was a member of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	101	N/A

SANDRA S. JAFFEE (age 66) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Ms. Jaffee is Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and CEO of Citibank’s Global Securities Services (1995-2003). Ms. Jaffee is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				101	N/A

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
WILLIAM P. JOHNSTON (age 63) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group, Inc. in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman. Mr. Johnston is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				101	Mr. Johnston is a member of the supervisory Board of Fresenius Medical Care AG & Co. KGaA. Mr. Johnston is also a member of the Boards of Directors of MultiPlan, Inc. and LifeCare Holdings, Inc.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
PHILLIP O. PETERSON (age 63) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds. Mr. Peterson is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	101	Mr. Peterson is a member of the Board of Trustees of William Blair Funds.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LEMMA W. SENBET (age 61) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service. Dr. Senbet is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				101	N/A

*         Term of Office: Each director may serve until his or her successor is elected and qualifies.

Officers and Interested Directors

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
THOMAS M. MARRA** (age 49) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002

Mr. Marra is President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”). He is also a member of the Board of Directors for The Hartford. Mr. Marra was named President and COO of The Hartford in 2007. He has served as COO of Hartford Life, Inc. (“HL, Inc.”) since 2000, as President of HL, Inc. since 2002, and as Director of HL, Inc.’s Investment Products Division from 1998 to 2000. He currently also serves as a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. and served as Chairman of the Board of these companies from 2002 to 2004.

				101	Mr. Marra is a member of the Board of Directors of The Hartford.

LOWNDES A. SMITH** (age 68) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996	Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith is also a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	101	Mr. Smith is a Director of White Mountains Insurance Group, Ltd.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DAVID M. ZNAMIEROWSKI** (age 47) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1999(1)

Mr. Znamierowski currently serves as Director and President of Hartford Investment Management Company (“Hartford Investment Management”), as Chief Investment Officer and Executive Vice President for The Hartford and HL, Inc. and as Director, Chief Investment Officer and Executive Vice President of Hartford Life Insurance Company (“Hartford Life”). In addition, Mr. Znamierowski serves as a Director of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and The Hartford Income Shares Fund, Inc. He previously served as President and Chief Executive Officer of these companies and the Company until November 2007.

				101	Mr. Znamierowski is a Director of Hartford Investment Management Company.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
JOHN C. WALTERS (age 46) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer	Since 2007(1)

Mr. Walters currently serves as President of U.S. Wealth Management Division and Director of HL, Inc. Mr. Walters previously served as Executive Vice President and Director of the Investment Products Division of HL, Inc. Mr. Walters also serves as Co-Chief Executive Officer, Co-President, and Director of Hartford Life and Executive Vice President of The Hartford. Mr. Walters is also Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and HL Investment Advisors, LLC (“HL Advisors”). In addition, Mr. Walters is President and Chief Executive Officer of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. Previously, Mr. Walters was with First Union Securities.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
ROBERT M. ARENA, JR. (age 39) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Arena serves as Senior Vice President of Hartford Life and heads its Retail Product Management Group in the U.S. Wealth Management Division. He is also Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Manager and Senior Vice President/Business Line Principal of HIFSCO and Manager and Senior Vice President of HL Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division. Mr. Arena joined American Skandia in 1996. In addition, Mr. Arena is Vice President of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

TAMARA L. FAGELY (age 49) 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition she is Controller/FINOP and Chief Financial Officer of HIFSCO. Ms. Fagely also is Vice President, Controller and Treasurer of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
SUSAN FLEEGE (age 48) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2005

Ms. Fleege has served as Chief Compliance Officer for HASCO since 2005 and for Hartford Investor Services Company, LLC (“HISC”) since 2006. She also serves as the AML Compliance Officer for HASCO and HISC. Prior to joining Hartford Life in 2005, Ms. Fleege was counsel for Ameriprise Financial Corporation from 2000-2005. In addition, Ms. Fleege serves as AML Compliance Officer for Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
THOMAS D. JONES III (age 43) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. He is also Vice President of HIFSCO, HL Advisors, and Hartford Life. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM’’), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments. In addition, Mr. Jones is Vice President and Chief Compliance Officer of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
EDWARD P. MACDONALD (age 40) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant General Counsel and Assistant Vice President of The Hartford and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999. Additionally, Mr. Macdonald serves as Vice President, Secretary and Chief Legal Officer for Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

VERNON J. MEYER (age 44) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life and Director of its Investment Advisory Group in the U.S. Wealth Management Division. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987. Mr. Meyer is also Vice President of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
DENISE A. SETTIMI (age 47) c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President	Since 2005

Ms. Settimi currently serves as Chief Operating Officer and Assistant Vice President of HASCO. She is also Assistant Vice President of HIFSCO and Hartford Life. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003. In addition, Ms. Settimi is a Vice President of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

(1)          Mr. Walters was duly elected as President and Chief Executive Officer of the Company as well as Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. on November 7, 2007.  Prior to Mr. Walters’ election, Mr. Znamierowski served in those capacities.

*                 Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**          “Interested person,” as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HL Advisors or affiliated companies.

All directors and officers of Hartford Series Fund, Inc. are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser.

Standing Committees  The board of directors of the Company has established an Audit Committee, a Compliance Committee, an Investment Committee, a Litigation Committee and a Nominating Committee.

The Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  The Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the board of directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Funds’ internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the full board. The Funds’ independent registered accounting firm reports directly to the Audit Committee. The Audit Committee regularly reports to the board of directors.

The Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Thomas M. Marra and Phillip O. Peterson. The Compliance Committee assists the board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal Securities Laws.

The Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and David M. Znamierowski. The Investment Committee, which was established on February 1, 2005, assists the board in its oversight of the Funds’ investment performance and related matters.

The Litigation Committee consists of the following non-interested directors: Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee. The Litigation Committee, which was established on April 26, 2004, manages any legal actions that are brought by, on behalf of or against the Funds, the board and/or the non-interested directors.

The Nominating Committee currently consists of all non-interested directors: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma Senbet. The Nominating Committee screens and selects candidates to the board of directors and periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the board of directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors. The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2007, the above-referenced committees of Hartford Series Fund, Inc. met the following number of times:  Audit Committee – 6 times, Compliance Committee - 4 times, Investment Committee – 6 times and Nominating Committee - 1 times. The Litigation Committee did not meet during this time period.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2007 (i) in the Funds and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies. Shares of the Funds are offered to separate accounts of participating insurance companies for the purpose of funding various annuity contracts and variable life insurance policies and to certain qualified retirement plans and are not available for direct investment by the Directors.

Non-Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Lynn S. Birdsong	None	Over $100,000

Robert M. Gavin	None	Over $100,000

Duane E. Hill	None	Over $100,000

Sandra S. Jaffee	None	$50,001-$100,000

William P. Johnston	None	Over $100,000

Phillip O. Peterson	None	$50,001-$100,000

Lemma W. Senbet	None	Over $100,000

* The Funds had not commenced operations as of December 31, 2007.

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Thomas M. Marra	None	Over $100,000

Lowndes A. Smith	None	Over $100,000

David M. Znamierowski	None	Over $100,000

*The Funds had not commenced operations as of December 21, 2007.

Compensation of Officers and Directors  The Company pays a portion of its chief compliance officer’s compensation but otherwise does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.  The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2007 and certain other information.

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Pension Or Retirement Benefits Accrued As Part Of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund And Fund Complex Paid To Directors*

Lynn S. Birdsong, Director	$91,495	N/A	N/A	$180,500

Dr. Robert M. Gavin, Director	$125,712	N/A	N/A	$248,000

Duane E. Hill, Director	$80,090	N/A	N/A	$158,000

Sandra S. Jaffee, Director	$76,415	N/A	N/A	$150,750

William P. Johnston, Director	$89,722	N/A	N/A	$177,000

Phillip O. Peterson, Director	$91,622	N/A	N/A	$180,750

Lemma W. Senbet, Director	$75,655	N/A	N/A	$149,250

Lowndes A. Smith, Director	$88,453	N/A	N/A	$174,500

*         As of December 31, 2007, five registered investment companies in the fund complex paid compensation to the directors.

As of the date of this filing, the officers and directors of the Company as a group beneficially owned no shares of any class of any Fund.

The Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

INVESTMENT MANAGEMENT ARRANGEMENTS

Investment Management Agreement of the Funds  The Company, on behalf of the Funds, has entered into an investment management agreement with HL Advisors.  The agreement provides that HL Advisors, subject to the supervision and approval of the Company’s board of directors, will be responsible for providing the Funds with investment advisory services, including portfolio management, either directly or with a sub-adviser. The investment management agreement does not require HL Advisors to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, HL Advisors provides certain advisory services and administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.  Although HL Advisors, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, the Funds pay for these services directly.

If a Fund ceases to operate as part of a master-feeder fund structure, the Fund may rely on an exemptive order from the SEC under which it could use a “Manager of Managers” structure.  HL Advisors would have responsibility, subject to oversight by the board of directors, to oversee the sub-adviser and recommend its hiring, termination and replacement.  The exemptive order permits HL Advisors to appoint a new sub-adviser, not affiliated with HL Advisors with the approval of the board of directors and without obtaining approval from those shareholders/contract holders that participate in the Fund.  Within 90 days after hiring any new sub-adviser, affected shareholders/contract holders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1.                                       Before a Fund may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities of the Company. This approval was received in a shareholder meeting held on August 12, 1999 and September 7, 2005.

2.                                       The Fund must disclose in its prospectuses the existence, substance and effect of the exemptive order.  In addition, the Fund must be held out to the public as employing the Manager of Managers structure.  The prospectuses will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the sub-adviser and recommend its hiring, termination and replacement.

3.                                       Within ninety (90) days of the hiring of any new sub-adviser, the shareholders/contract holders participating in the Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure.  This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser.  HL Advisors will meet this condition by providing shareholders/contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

4.                                       HL Advisors will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders/contract holders.

5.                                       At all times, a majority of the board of directors of the Fund will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6.                                       When a sub-adviser change is proposed for the Fund with an affiliated sub-adviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors’ minutes, that the change is in the best interests of the Fund and the shareholders/contract holders participating in the Fund and does not involve a conflict of interest from which HL Advisors or the affiliated sub-adviser derives an inappropriate advantage.

7.                                       HL Advisors will provide general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objective, policies and restrictions.

8.                                       No director or officer of the Fund or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in the sub-adviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9.                                       The Fund will include in its registration statement the aggregate fee disclosure.

10.                                 Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund.  The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11.                                 HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors’ profitability on a per-Fund basis.  Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12.                                 When a sub-adviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors’ profitability.

Each Fund pays a monthly investment management fee to HL Advisors.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of each Fund’s average daily net asset value as follows:

Investment Management Fees*

Fund Name	Annual Rate
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*         HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion of its advisory fee for each Fund so that the net management fee for each Fund is 0.25% for such time as the Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure unless the board of directors approves a change in or elimination of the waiver.

Because the Funds had not commenced operations as of the date of this SAI, no information is available regarding fees paid by the Funds to HL Advisors.

Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life monthly compensation of 0.01% of each Fund’s average daily net assets.

Pursuant to the investment management agreement, HL Advisors is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the investment management agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HL Advisors in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981.  As of December 31, 2007, HL Advisors had approximately $64.3 billion in assets under management.

HL Advisors, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

Investment Management Agreement of the Master Funds  The Investment Advisory and Service Agreements (the “Agreements”) between the Master Funds and CRMC will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Amount over $8 billion	0.25%

Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Amount over $5 billion	0.34%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
All assets	0.57%

Master Global Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Amount over $2 billion	0.50%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Amount over $3 billion	0.65%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Amount over $27 billion	0.285%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Amount over $27 billion	0.222%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Amount over $1.5 billion	0.66%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each Master Fund, except Master International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the Master Fund and 1% of the average month-end total net assets in excess thereof.  For Master International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

CRMC’s total fees for the fiscal years ended December 31, 2007, 2006 and 2005 were:

Fund Name	2007	2006	2005
Master Asset Allocation Fund	$26,249,000	$21,637,000	$18,137,000
Master Blue Chip Income and Growth Fund	$18,332,000	$15,099,000	$12,104,000
Master Bond Fund	$17,355,000	$12,346,000	$9,293,000
Master Global Bond Fund	$776,000	$21,000	N/A
Master Global Growth Fund	$26,735,000	$19,040,000	$13,520,000
Master Global Growth and Income Fund	$9,447,000	$1,296,000	N/A
Master Global Small Capitalization Fund	$27,298,000	$19,734,000	$12,798,000
Master Growth Fund	$93,790,000	$79,939,000	$62,832,000
Master Growth-Income Fund	$75,627,000	$64,732,000	$54,602,000
Master International Fund	$50,363,000	$38,670,000	$26,526,000
Master New World Fund	$12,656,000	$8,208,000	$4,781,000

For the period from January 1, 2005 through March 31, 2005, CRMC agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all Master Funds.

Additionally, during the year ended December 31, 2007, CRMC voluntarily reduced management fees to the rates provided by amended Agreements for Master Global Growth Fund, Master Global Growth and Income Fund, and Master Bond Fund. During the year ended December 31, 2006, CRMC voluntarily reduced management fees to the rates provided by amended Agreements for Master Global Small Capitalization Fund and Master Global Growth and Income Fund.

For the periods ended December 31, 2007, 2006 and 2005, management fees were reduced by the following as a result of these waivers:

Fund Name	2007	2006	2005
Master Asset Allocation Fund	$2,625,000	$2,164,000	$1,606,000
Master Blue Chip Income and Growth Fund	$1,833,000	$1,510,000	$1,073,000
Master Bond Fund	$1,736,000	$1,235,000	$823,000
Master Global Bond Fund	$78,000	$2,000	N/A
Master Global Growth Fund	$2,714,000	$1,904,000	$1,201,000
Master Global Growth and Income Fund	$1,786,000	$132,000	N/A
Master Global Small Capitalization Fund	$2,730,000	$1,973,000	$1,142,000
Master Growth Fund	$9,379,000	$7,994,000	$5,598,000
Master Growth-Income Fund	$7,563,000	$6,473,000	$4,833,000
Master International Fund	$5,036,000	$3,867,000	$2,361,000
Master New World Fund	$1,266,000	$821,000	$429,000

PORTFOLIO MANAGERS

CRMC uses a system of multiple portfolio counselors in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio counselors and investment analysts.

Other Accounts Managed by Master Fund Portfolio Counselors

The following tables list the number and types of other accounts managed by the Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2007.

Master Asset Allocation Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Alan N. Berro	3	$144.7	None	None	None	None
Susan M. Tolson	3	$55.2	None	None	2	$0.58
Michael T. Kerr	2	$243.9	None	None	None	None
James. R. Mulally	2	$67.2	3	$0.77	7	$1.79

Master Blue Chip Income and Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
James K. Dunton	2	$102.4	None	None	None	None
Christopher D. Buchbinder	None	None	None	None	None	None
James B. Lovelace	4	$222.2	None	None	None	None
C. Ross Sappenfield	2	$116.6	1	$0.06	None	None

Master Bond Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)		AUM ($ bil)(3)
Abner D. Goldstine	4	$136.5	None	None	None		None
David C. Barclay	4	$154.9	4	$1.41	19		$5.93
Mark H. Dalzell	2	$42.3	2	$0.29	19	(4)	$5.93
David A. Hoag	3	$116.9	None	None	None		None

Master Global Bond Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)		AUM ($ bil)(3)
Susan M. Tolson	3	$55.2	None	None	2		$0.58
Mark H. Dalzell	2	$42.3	2	$0.29	19	(4)	$5.93
Thomas H. Hogh	3	$14.6	1	$0.29	3		$0.31

Master Global Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Robert W. Lovelace	2	$79.8	1	$1.09	None	None
Nick J. Grace	2	$125.6	None	None	None	None
Steven T. Watson	2	$148.8	None	None	None	None
Paul A. White	None	None	None	None	None	None

Master Global Growth and Income Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Gregg E. Ireland	3	$368.6	None	None	None	None
Carl M. Kawaja	4	$317.7	1	$1.09	None	None
Steven T. Watson	2	$148.8	None	None	None	None

Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Gordon Crawford	3	$229.0	None	None	None	None
Mark E. Denning	5	$292.0	1	$0.12	None	None
J. Blair Frank	2	$219.1	None	None	None	None

Master Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Donnalisa Barnum	1	$193.5	None	None	None	None
Gregg E. Ireland	3	$368.6	None	None	None	None
Michael T. Kerr	2	$243.9	None	None	None	None
Ronald B. Morrow	2	$243.9	None	None	None	None

Master Growth-Income Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
James K. Dunton	2	$102.4	None	None	None	None
Donald D. O’Neal	2	$282.8	1	$0.06	None	None
Claudia P. Huntington	3	$62.8	None	None	None	None
J. Blair Frank	2	$219.1	None	None	None	None
C. Ross Sappenfield	2	$116.6	1	$0.06	None	None

Master International Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Alwyn W. Heong	3	$256.5	None	None	None	None
Sung Lee	1	$124.0	None	None	None	None
Jesper Lyckeus	None	None	1	$0.12	None	None
Christopher M. Thomsen	None	None	None	None	None	None

Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)	Pooled Accounts(2)	AUM ($ bil)(2)	Other Accounts(3)	AUM ($ bil)(3)
Robert W. Lovelace	2	$79.8	1	$1.09	None	None
David C. Barclay	4	$154.9	4	$1.41	19	$5.93
Carl M. Kawaja	4	$317.7	1	$1.09	None	None

(1) Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.  No fund has an advisory fee that is based on the performance of the fund.

(2) Represents funds advised or sub-advised by CRMC and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of CRMC. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

(3) Reflects other professionally managed accounts held at companies affiliated with CRMC. Personal brokerage accounts of portfolio counselors and their families are not reflected.

(4) The advisory fee of one of these accounts (representing $0.31 billion in total assets) is based partially on its investment results.

Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC also subjectively compensates analysts for their contributions to the research process. The Master Funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark

Master Asset Allocation Fund	S&P 500, Lipper Growth & Income Funds Index, Lehman Brothers U.S. Aggregate Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average

Master Blue Chip Income and Growth Fund	S&P 500, Lipper Growth & Income Funds Index

Master Bond Fund	Lehman Brothers U.S. Aggregate Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average

Master Global Bond Fund	Lehman Brothers Global Aggregate Bond Index, Lehman Brothers US Corporate High Yield Index 2% Issuer Cap

Master Global Growth Fund	MSCI World Index, Lipper Global Funds Index

Master Global Growth and Income Fund	MSCI World Index, Lipper Global Funds Index

Master Global Small Capitalization Fund	S&P/Citigroup World Smallcap Index, S&P/Citigroup World ex US Smallcap Index, S&P/Citigroup US Smallcap Index, Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index

Master Growth Fund	S&P 500, Lipper Growth Funds Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World Index ex-USA, Lipper International Funds Index

Master New World Fund	MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index

Equity Securities Beneficially Owned by Master Fund Portfolio Counselors

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns fund shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Master Global Growth Fund, $10,001 - $50,000; Master Global Small Capitalization Fund, $1- $10,000; Master Growth-Income Fund $1 - $10,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Since the Funds invest their assets in the Master Funds, HL Advisors does not currently execute portfolio transactions on behalf of the Funds; however, if HL Advisors or a sub-adviser begins to provide portfolio management services to a Fund, HL Advisors or the sub-adviser would execute portfolio transactions for the Fund pursuant to the following policies and procedures.

The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Company’s board of directors and HL Advisors, the sub-advisers, as applicable, are primarily responsible for the investment decisions of the Funds and the placing of their portfolio transactions. In placing orders, it is the policy of each Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission.  HL Advisors may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While the sub-advisers seek to obtain the most favorable net results in effecting transactions in a Fund’s portfolio securities, broker-dealers who provide investment research to the sub-adviser may receive orders for transactions from the sub-advisers.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fee paid by a Fund is not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-advisers, or their affiliates, in advising various of their clients (including other HLS Funds), although not all of these services are necessarily useful and of value in managing the Funds.

To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the Company’s board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).  Likewise, if accounts managed by multiple sub-advisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

Accounts managed by the sub-advisers (or their affiliates) may hold securities held by a Fund.  Because of different investment objectives or other factors, a particular security may be bought by a sub-adviser for one or more clients when one or more clients are selling the same security.

In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund’s asset growth, cash flows and changes in portfolio turnover.

Because the Funds had not commenced operations as of the date of this SAI, no information is available regarding brokerage commissions paid by the Funds.

FUND EXPENSES

Each Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration statement of each Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Fund other than those who are also officers of HL Advisors or its affiliates; a portion of the chief compliance officer’s compensation; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Fund’s shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each Fund’s shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Fund’s shareholders, expenses related to distribution activities as provided under the Funds’ Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Funds’ operations and interest.

DISTRIBUTION ARRANGEMENTS

Distribution Plan of the Funds

Each Fund’s shares are sold by Hartford Securities Distribution Company, Inc. (the “distributor”) on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Each Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to appropriate resolutions of the Funds’ board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the Financial Industry Regulatory Authority (“FINRA”) regarding asset based sales charges.

The distributor is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. The distributor has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Accordingly, orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. The Fund’s net asset value is determined in the manner described in the Funds’ prospectuses.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund’s investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Funds’ board of directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted by a majority vote of the Funds’ board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits that the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The board of directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the board of directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

Because the Funds had not commenced operations as of the date of this SAI, no information is available regarding the 12b-1 fees paid by the Class IB shares of Funds.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Funds invest.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

Under unusual circumstances, a Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law.  A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (“NYSE”) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

DETERMINATION OF NET ASSET VALUE

Net Asset Value of the Funds  The net asset value of the shares of the Funds is determined by Hartford Life in the manner described in the Funds’ prospectuses.  The Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE.

The policies and procedures that would take effect if HL Advisors begins to provide portfolio management services to the Funds, either directly or through a sub-adviser, are described below.

Securities held by each Fund are valued as follows:  debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of securities. Loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Company’s board of directors. Generally, each Fund uses fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending.  The Fund’s debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.  From such time until maturity, the investments are valued at amortized cost.

Equity securities are valued at the official closing price or at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded.  If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices.  For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates.  Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices.  Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company’s board of directors.

Foreign securities markets may trade on days when a Fund does not compute its net asset value or may close at times that differ from the close of the NYSE.  With respect to the valuation of securities principally traded on foreign markets, each Fund uses a fair value pricing service approved by the Funds’ board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.  Securities that are principally traded on foreign markets may trade on days that are not business days of the Funds.  Because the net asset value of each Fund’s shares is determined only on business days of the Funds, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full on maturity.

Net Asset Value of the Master Funds  All portfolio securities of the Master Funds are valued, and the net asset values per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds’ board. Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC. The board receives regular reports describing fair-valued securities and the valuation methods used.

CRMC’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a Master Fund might reasonably expect to receive upon their current sale. CRMC’s valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. CRMC’s valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States. Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of each Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

OWNERSHIP AND CAPITALIZATION OF THE FUNDS

Capital Stock   The board of directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Funds into one or more classes.  Accordingly, the directors have authorized the issuance of two classes of shares of each Fund designated as Class IA and Class IB shares.  The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and, therefore, the net asset values of the two classes and any dividends declared may differ between the two classes.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).

Pursuant to state insurance law, Union Security Insurance Company (formerly Fortis Benefits Insurance Company) (“Union Security”), or its affiliates, is the owner of all Fund shares held in separate accounts of Union Security or its affiliates (such shares are held for the benefit of contract holders and policy owners).  As of the date of this SAI, Union Security (or its affiliates) did not own any shares of any class of any Fund.

As of the date of this SAI, HL Advisors and Hartford Life Insurance Company are the shareholders of each Fund.

Share Classes  Under the Funds’ multi-class plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Company’s board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HLS Funds in the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate HLS Funds.  Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes.  The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year.  If a Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Company intends each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.  In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.  In addition, each Fund’s shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected Fund.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to each Fund’s assets that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of a Fund’s total assets may be represented by any one investment no more than 70% by any two investments

no more  than 80% by any three investments

no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known.  The Company intends that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such a Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require such a Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year a Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the Funds’ investment adviser and each Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Funds’ adviser might otherwise select.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because a Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, serves as Transfer and Dividend Disbursing Agent for the Funds.  The transfer agent issues and redeems shares of the Funds and disburses any dividends declared by the Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors.  HL Advisors and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, acts as the Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements and the financial highlights appearing in the annual report for the fiscal year ended December 31, 2008 will be audited by Ernst & Young LLP, the Company’s independent registered public accounting firm.  The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

CODE OF ETHICS

The Fund, HL Advisors and Hartford Securities Distribution Company, Inc. have each adopted a code of ethics designed to protect the interests each of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

Proxy Voting Policies and Procedures

When a Fund is a feeder fund in a master/feeder structure, it passes votes requested by the applicable Master Fund to its shareholders.  This means that if a Fund is solicited by its Master Fund, the Fund will request instructions from its own shareholders as to the manner in which to vote its interest in the Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.  The following procedures apply only if a Fund is removed from the master/feeder structure.

The board of directors believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. The Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the board of directors. The investment manager has delegated to a sub-adviser the responsibility to vote proxies.  Proxies will be voted pursuant to the sub-adviser’s proxy voting policies and procedures.

FINANCIAL STATEMENTS

The Company’s audited financial statements, together with the notes thereto and report of Ernst & Young LLP, the Company’s independent registered public accounting firm, will be available in the Funds’ annual report once the Funds have completed their first annual period.

APPENDIX A

The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

Rating of Bonds

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Standard and Poor’s Corporation (“Standard & Poor’s”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating of Commercial Paper

Moody’s

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•             Leading market positions in well-established industries.

•             High rates of return on funds employed.

•             Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•             Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•             Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•             Liquidity ratios are adequate to meet cash requirements.

•             Liquidity ratios are basically as follows, broken down by the type of issuer:

Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•             The issuer has access to at least two additional channels of borrowing.

•             Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•             Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•             The reliability and quality of management are unquestioned.

International Long-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA

Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB

Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:  “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.